Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2025
Entity File Number	000-55066
Entity Registrant Name	TARGET GROUP INC.
Entity Central Index Key	0001586554
Entity Tax Identification Number	46-3621499
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20 Hempstead Drive
Entity Address, City or Town	Hamilton
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L8W 2E7
City Area Code	905
Local Phone Number	541-3833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false